Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(7) Income Taxes

Loss before income taxes and equity in earnings of joint venture generated by the Company’s U.S. and non-U.S. operations were as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
U.S	$(26,321)	$(19,420)	$(40,465)
Non-U.S.	11,708	5,094	(3,104)

The Company’s income tax benefit is comprised of the following:

	September 30,	September 30,	September 30,
	2011	2010	2009
Federal – current	$(1,204)	$6,823	$(27,641)
– deferred	(2,041)	(11,270)	14,611
State – current	461	17	(752)
– deferred	(1,218)	(186)	(1,396)
Foreign – current	2,970	1,464	970
– deferred	(94)	51	(2,056)

	$(1,126)	$(3,101)	$(16,264)

The reconciliation between the Company’s effective tax rate on income and the U.S. federal income tax rate of 35% is as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
Federal income tax at statutory rates	$(5,115)	$(5,014)	$(15,248)
State income taxes, net of federal income tax benefits	(1,007)	(313)	(1,561)
Federal and state income tax on joint venture	4,478	2,158	154
Impairment of goodwill	—	—	475
Rate differential on foreign income	(726)	(755)	—
Tax on permanent differences	2,213	326	525
Unrecognized tax benefits	(576)	424	(1,422)
State rate changes	(478)	—	—
Other	85	73	813

Income tax benefit	$(1,126)	$(3,101)	$(16,264)

Effective income tax expense rate	7.7%	21.7%	37.3%

Significant components of the Company’s deferred tax liabilities and assets are as follows:

	September 30,	September 30,
	2011	2010
Deferred tax liabilities:
Depreciation	$8,307	$5,634
Inventory	1,695	5,364
Pension	5,742	6,940
Intangible assets and goodwill	16,486	21,464
Other, net	1,475	—

Total deferred tax liabilities	$33,705	$39,402

Deferred tax assets:
Postretirement benefits	3,675	$3,365
Deferred compensation	1,916	1,156
Deferred gain	271	603
Impairments	1,311	1,430
Net operating loss carryforward	2,635	2,329
Other, net	—	1,304

Total deferred tax assets	$9,808	$10,187

Net deferred tax liabilities	$23,897	$29,215

As of December 31, 2011 and December 31, 2010, the Company had estimated federal net operating losses (“NOLs”) of $0 and $1,557, respectively, available to offset past and future federal taxable income. These NOLs expire in year 2030. The Company was able to carryback the federal NOL to prior years.

As of December 31, 2011 and December 31, 2010, the Company had estimated state NOLs of $22,146 and $12,165, respectively. The state NOLs expire in years 2015 to 2031.

As of December 31, 2011 and December 31, 2010, the Company had estimated foreign NOLs of $2,541 and $3,359, respectively. Foreign NOLs of $1,652 do not expire. Foreign NOL of $181 expires in 2013 and $708 in 2014.

Based on all available evidence, including historical and forecasted financial results, the Company determined that it is more likely than not that the state and foreign NOLs that have expiration dates will be realized due to the fact that the Company anticipates it will be able to have sufficient earnings in future years to use the NOL carryforwards prior to expiration. To the extent that the Company does not generate sufficient state or foreign taxable income within the statutory carryforward periods to utilize the NOL carryforwards in the respective jurisdictions, they will expire unused. However, based upon all available evidence, the Company has concluded that it will utilize these NOL carryforwards prior to the expiration period.

The following table shows the net change in the Company’s unrecognized tax benefits:

	September 30,	September 30,	September 30,
	2011	2010	2009

Balance as of January 1	$1,465	$726	$2,273
Increases (decreases) in unrecognized tax benefits:
Due to tax positions taken in prior years	91	729	272
Due to tax positions taken during the current year	60	44	—
Due to settlement with tax authorities	—	(34)	(1,187)
Due to expiration of statute	(755)	—	(632)

Balance as of December 31	$861	$1,465	$726

Unrecognized tax benefits of $861, $950 and $468 would impact the effective tax rate if recognized as of December 31, 2011, 2010 and 2009, respectively. The Company had accrued interest and penalties related to unrecognized tax benefits of $116 and $171 at December 31, 2011 and 2010, respectively. The interest and penalties recorded by the Company were insignificant for the years ended December 31, 2011, 2010 and 2009.

During 2011 and 2009, statutes expired on certain unrecognized tax benefits of the Company. The reversal of the reserve of these unrecognized tax benefits was recorded as a component of overall income tax benefit for the years ended December 31, 2011 and 2009, respectively.

The Company or its subsidiaries files income tax returns in the U.S., 29 states and 7 foreign jurisdictions. During 2009, the Internal Revenue Service (“IRS”) completed the examination of the Company’s 2005 and 2006 U.S. federal income tax returns. In connection with this examination, the Company settled with the IRS regarding certain tax positions including the Company’s federal income tax inventory costing methodologies. As a result of the settlement, the Company did not recognize a significant amount of additional tax expense during the year ended December 31, 2009.

The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which the Company is subject. Audits of the Company’s 2008 and 2009 U.S. federal income tax returns commenced during the second quarter of 2011. To date, no material issues have been raised. During 2011, the Company recognized $423 of tax benefits, excluding interest, due to the expiration of the statute of limitations for uncertain tax positions taken in prior years. Due to the potential for resolution of the examination or expiration of statutes of limitations, it is reasonably possible that the Company’s gross unrecognized tax benefits may change within the next 12 months by a range of zero to $801.

The Company received its 2010 federal tax refund of $2,025 during February 2012 and its 2009 federal income tax refund of $6,344 during January 2011.